Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of Current and Deferred Component of Income Tax Expense

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Current income tax expenses	129,397,492	135,188,353	71,567,448	10,376,305
Deferred income tax expenses	132,582,100	125,293,714	20,860,679	3,024,514
Total income tax expenses	261,979,592	260,482,067	92,428,127	13,400,819

Schedule of Principal Components of Deferred Tax Assets and Liabilities

	As of December 31,
	2021	2022
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	391,551,056	18,465,206	2,677,203
Allowance for finance lease receivable	10,216,523	8,944,994	1,296,902
Allowance for other current assets	66,008,093	53,566,319	7,766,386
Impairment loss from long-lived assets	39,083,895	22,131,541	3,208,773
Guarantee liabilities	186,637,271	100,082,625	14,510,617
Risk assurance liabilities	56,287,963	—	—
Share-based compensation	33,776,437	35,798,102	5,190,237
Fair value change on investments	2,691,614	67,969,700	9,854,680
Fair value change on financial assets	8,201,268	34,319,462	4,975,854
Lease liabilities	51,560,367	1,675,482	242,922
Advertising cost	1,787,054	35,811,815	5,192,225
Uncollected revenue	—	4,501,793	652,699
Outside basis difference	—	44,907,609	6,510,991
Net operating loss carry forwards	272,561,783	746,950,201	108,297,599
Less: valuation allowance	(838,371,909)	(1,100,270,879)	(159,524,282)
Total non-current deferred tax assets net of valuation allowance	281,991,415	74,853,970	10,852,806
Net non-current deferred tax assets	87,285,917	—	—
Non-current deferred tax liabilities
Right-of-use assets	(52,117,255)	(1,864,922)	(270,388)
Fair value change on financial assets	(3,629,878)	(63,732,300)	(9,240,315)
Unallocated revenue	(207,501,495)	(11,374,640)	(1,649,168)
Total non-current deferred tax liabilities	(263,248,628)	(76,971,862)	(11,159,871)
Net non-current deferred tax liabilities	(68,543,130)	(2,117,892)	(307,065)

Schedule of Reconciliation of Income Taxes Expense

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Profit/(loss) before income tax	1,220,798,253	846,409,045	(269,623,829)	(39,091,780)
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	305,199,563	211,602,261	(67,405,957)	(9,772,945)
Effect of different tax rates	(272,361,568)	(60,256,708)	12,944,788	1,876,818
Tax exempted income	(350,121)	—	—	—
Outside basis difference	—	—	(109,594,486)	(15,889,707)
Expenses not deductible for tax purposes	73,694,299	62,168,979	12,666,674	1,836,495
Adjustment on current income tax of the previous periods	24,502,181	8,525,032	(18,081,862)	(2,621,623)
Deferred only adjustment	—	26,769,243	—	—
Research and development super-deduction	(20,606,639)	(19,928,755)	—	—
Tax rate change	(157,679,128)	(105,024,051)	—	—
Changes in valuation allowance	309,581,005	136,626,066	261,898,970	37,971,781
Income tax expenses	261,979,592	260,482,067	92,428,127	13,400,819

Schedule of Unrecognized Tax Benefits

	For the years ended December 31,
	2021	2022
	RMB	RMB	US$
Balance at beginning of the year	—	2,588,962	375,364
Additions	2,588,962	—	—
Decreases	—	(2,588,962)	(375,364)
Balance at end of the year	2,588,962	—	—